Pledged Assets and Collateral (Narrative) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Financial Instruments Pledged as Collateral [Abstract]
Investment securities pledged for acting as a collection agent of public funds	¥ 20,661,314
Reserve funds included in Cash and due from banks and Interest-earning deposits in other banks	2,679,482	¥ 2,765,966
Pledged assets that may not be sold or repledged by secured parties	31,507,000
Fair value of securities accepted as collateral that is permitted to be sold or repledged	25,358,000	26,850,000
Fair value of securities accepted as collateral that was sold or repledged	17,738,000	18,420,000
Cash collateral pledged for derivative transactions included in Other assets	1,473,109	1,663,945
Cash collateral received for derivative transactions included in Other liabilities	¥ 1,158,053	¥ 1,080,929